UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        May 15, 2012

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:         $826,474,280

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Altisource Portfolio  Soluti Com    L0175J104     7,796,727    128,574  Sole                 0   128,574
American International Group Com    026874784    18,894,936    612,875  Sole           341,950   270,925
AON Corp.                    Com    037389103     5,259,134    107,198  Sole             1,500   105,698
Artio Global Investors Inc.  Com    04315B107     2,226,111    466,690  Sole                 0   466,690
Bank of New York Mellon Corp Com    064058100    23,890,557    990,077  Sole           579,175   410,902
Barrick Gold Corp.           Com    067901108     7,973,884    183,392  Sole                 0   183,392
Berkshire Hathaway Inc. Clas Com    084670702    29,273,078    360,728  Sole           106,325   254,403
Broadridge Financial Solutio Com    11133T103     6,037,753    252,520  Sole                 0   252,520
Chemtura Corp.               Com    163893209    63,735,703  3,753,575  Sole         2,804,875   948,700
Cisco Systems                Com    17275R102    35,681,657  1,687,076  Sole         1,085,300   601,776
Citigroup Inc.               Com    172967424    62,867,570  1,720,043  Sole         1,111,625   608,418
Clearwire Corp.              Com    18538Q105     2,492,519  1,093,210  Sole           373,200   720,010
Consol Energy                Com    20854P109    17,197,516    504,326  Sole           336,725   167,601
Corning Inc.                 Com    219350105    26,942,221  1,913,510  Sole         1,433,250   480,260
Covanta Holding Corp.        Com    22282E102     3,528,808    217,425  Sole                 0   217,425
DDI Corp.                    Com    233162502     4,223,640    346,200  Sole           346,200         0
DirecTV Class A              Com    25490A101    13,335,911    270,286  Sole             1,550   268,736
Dish Network Corp.           Com    25470M109    50,898,222  1,545,649  Sole         1,145,325   400,324
Domtar Inc.                  Com    257559203    54,322,628    569,539  Sole           404,225   165,314
Dusa Pharmaceuticals Inc.    Com    266898105       290,664     46,432  Sole            46,432         0
Ebay Inc.                    Com    278642103    14,996,161    406,400  Sole             4,425   401,975
Fairchild Semiconductor      Com    303726103    33,478,486  2,277,448  Sole         1,723,000   554,448
Ferro Corp.                  Com    315405100        59,400     10,000  Sole            10,000         0
Goldman Sachs                Com    38141G104    21,261,674    170,955  Sole           101,375    69,580
Google Inc.                  Com    38259P508    56,036,039     87,387  Sole            62,460    24,927
JP Morgan Chase & Co.        Com    46625H100    70,518,239  1,533,672  Sole           976,550   557,122
Knoll Inc                    Com    498904200     5,265,461    316,434  Sole                 0   316,434
Liberty Media Holding Corp.  Com    53071M104       618,039     32,375  Sole            32,375         0
Mastercard Inc.              Com    57636Q104    17,171,490     40,832  Sole             1,285    39,547
Microsoft Corp.              Com    594918104       254,008      7,875  Sole             3,575     4,300
Municipal Mtg & Eqty         Com    62624B101       663,839  1,508,725  Sole                 0 1,508,725
News Corp - Class B          Com    65248E203       373,938     18,725  Sole            18,725         0
News Corporation             Com    65248E104    40,666,104  2,063,222  Sole         1,017,375 1,045,847
ON Semiconductor Corp.       Com    682189105       230,206     25,550  Sole            16,450     9,100
Performance Technologies Inc Com    71376K102     3,596,817  1,394,115  Sole         1,394,115         0
PNC Financial Services Group Com    693475105    11,464,645    177,774  Sole             2,000   175,774
Rock-Tenn Co.                Com    772739207    22,389,383    331,400  Sole           328,625     2,775
Spartech Corp.               Com    847220209     5,712,040  1,170,500  Sole         1,163,700     6,800
Sprint Nextel                Com    852061100    15,668,149  5,497,596  Sole         3,704,000 1,793,596
Staples Inc                  Com    855030102       256,612     15,850  Sole             9,600     6,250
Time Warner Inc.             Com    887317303    18,136,308    480,432  Sole           181,725   298,707
TRW Automotive Holdings Corp Com    87264S106    31,326,856    674,421  Sole           474,950   199,471
US Bancorp                   Com    902973304    13,370,386    422,045  Sole                 0   422,045
Walt Disney Co.              Com    254687106     5,649,590    129,045  Sole                 0   129,045
Wells Fargo & Co             Com    949746101       232,152      6,800  Sole                 0     6,800
Western Digital Corp         Com    958102105       209,019      5,050  Sole             3,650     1,400

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